Other current assets and other current liabilities	3 Months Ended
Mar. 31, 2020
Other current assets and other current liabilities
Other current assets and other current liabilities

9.Other current assets and other current liabilities

9.1Other current assets

As of March 31, 2020 and December 31, 2019, other current assets consisted of the following:

	As of	As of
	December 31,	March 31,
	2019	2020
Reserves at CBR*	611	785
Total other financial assets	611	785
Prepaid expenses	230	218
Other	76	94
Total other current assets	917	1,097

*Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from July 1, 2019, such mandatory reserves established by the CBR constitute 4.75% for liabilities in RUR and 8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

The Group has no internal grading system of other financial assets for credit risk rating grades analysis.

9.2Other current liabilities

As of March 31, 2020 and December 31, 2019, other current liabilities consisted of the following:

	As of	As of
	December 31,	March 31,
	2019	2020
Contract liability related to loyalty program	607	560
Contract liability related to guarantees issued	199	254
Other	96	74
Total other current liabilities	902	888